UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 47.8%
DWS Capital Growth Fund "Institutional" (a)	16,345	1,243,374
DWS Core Equity Fund "Institutional" (a)	496,269	11,870,743
DWS EAFE Equity Index Fund "Institutional" (a)	279,205	4,224,376
DWS Emerging Markets Equity Fund "Institutional" (a)	90,416	1,498,188
DWS Equity 500 Index Fund "Institutional" (a)	52,908	11,541,779
DWS Global Equity Fund "Institutional" (a)	173,349	1,440,529
DWS Global Growth Fund "Institutional" (a)	37,311	1,112,627
DWS Global Small Cap Fund "Institutional" (a)	67,578	3,114,662
DWS Latin America Equity Fund "S" (a)	2,599	75,396
DWS RREEF Global Infrastructure Fund "Institutional" (a)	36,421	543,763
DWS RREEF Real Estate Securities Fund "Institutional" (a)	23,946	544,526
DWS Small Cap Core Fund "S" (a)	108,502	2,888,324
DWS Small Cap Growth Fund "S" (a)	11,959	377,197
DWS Small Cap Value Fund "Institutional" (a)	4,856	135,666
DWS World Dividend Fund "Institutional" (a)	21,884	672,047

Total Equity - Equity Funds (Cost $30,646,708)		41,283,197
Equity - Exchange-Traded Funds 5.5%
db X-trackers MSCI Europe Hedged Equity Fund (b)	20,000	557,400
SPDR Barclays Convertible Securities Fund	85,081	4,208,106

Total Equity - Exchange-Traded Funds (Cost $4,161,437)		4,765,506
Fixed Income - Bond Funds 43.7%
DWS Core Fixed Income Fund "Institutional" (a)	867,373	8,621,685
DWS Core Plus Income Fund "Institutional" (a)	134,434	1,481,458
DWS Enhanced Commodity Strategy Fund "Institutional"* (a)	79,089	1,264,637
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	225,014	2,441,402
DWS Enhanced Global Bond Fund "S" (a)	192,777	1,906,560
DWS Floating Rate Fund "Institutional" (a)	238,246	2,246,656
DWS Global Inflation Fund "Institutional" (a)	356,669	3,670,122
DWS High Income Fund "Institutional" (a)	148,264	751,697
DWS Short Duration Fund "S" (a)	751,335	6,912,282
DWS U.S. Bond Index Fund "Institutional" (a)	835,710	8,507,530

Total Fixed Income - Bond Funds (Cost $37,724,936)		37,804,029
Market Neutral Fund 1.4%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $1,337,256)	142,814	1,245,339
Fixed Income – Money Market Fund 1.7%
Central Cash Management Fund, 0.05% (a) (c) (Cost $1,423,828)	1,423,828	1,423,828

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,294,165) †	100.1	86,521,899
Other Assets and Liabilities, Net	(0.1)	(84,567)

Net Assets	100.0	86,437,332

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $76,231,371.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $10,290,528.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,739,401 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,448,873.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2014 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 5/31/2014
db X—trackers MSCI Europe Hedged Equity Fund	—	943,308	388,506	(4,506)	—	—	557,400
db X—trackers MSCI Japan Hedged Equity Fund	—	649,044	643,243	(5,801)	—	—	—
DWS Capital Growth Fund	3,125,344	128,925	2,311,349	606,499	7,484	74,241	1,243,374
DWS Core Equity Fund	7,805,972	5,163,435	2,126,807	(2,636)	76,812	720,523	11,870,743
DWS Core Fixed Income Fund	16,258,228	850,896	8,828,380	(432,394)	276,422	—	8,621,685
DWS Core Plus Income Fund	—	1,477,414	—	—	3,714	—	1,481,458
DWS Diversified Market Neutral Fund	1,219,603	269,405	119,423	(6,751)	—	132,405	1,245,339
DWS EAFE Equity Index Fund	8,516,758	202,319	5,502,400	702,547	159,609	—	4,224,376
DWS Emerging Markets Equity Fund	1,903,807	452,814	1,002,400	(28,941)	15,180	—	1,498,188
DWS Enhanced Commodity Strategy Fund	499,342	816,400	47,800	(7,701)	—	—	1,264,637
DWS Enhanced Emerging Market Fixed Income Fund	981,335	1,411,593	76,800	(1,838)	39,693	—	2,441,402
DWS Enhanced Global Bond Fund	1,855,771	138,076	145,094	(5,677)	53,820	13,057	1,906,560
DWS Equity 500 Index Fund	15,227,214	392,849	6,296,571	1,376,858	185,049	—	11,541,779
DWS Floating Rate Fund	1,001,062	1,793,764	543,920	893	63,664	—	2,246,656
DWS Global Equity Fund	741,531	828,508	254,535	(1,160)	28,808	—	1,440,529
DWS Global Growth Fund	—	1,234,651	176,688	(151)	5,851	—	1,112,627
DWS Global High Income Fund	996,497	10,625	1,031,490	39,128	10,762	—	—
DWS Global Inflation Fund	2,545,232	1,963,830	933,700	(60,196)	36,530	—	3,670,122
DWS Global Small Cap Fund	—	3,563,175	383,000	(18,834)	7,251	104,824	3,114,662
DWS High Income Fund	2,009,553	59,081	1,374,315	59,413	56,681	—	751,697
DWS International Fund	817,151	—	900,648	106,865	—	—	—
DWS Latin America Equity Fund	—	197,239	95,700	(24,116)	1,795	9,944	75,396
DWS RREEF Global Infrastructure Fund	—	538,300	—	—	—	—	543,763
DWS RREEF Real Estate Securities Fund	—	538,300	—	—	—	—	544,526
DWS Short Duration Fund	2,593,412	6,341,774	2,018,706	(7,214)	126,474	—	6,912,282
DWS Small Cap Core Fund	3,035,724	388,707	936,000	175,734	13,143	36,548	2,888,324
DWS Small Cap Growth Fund	—	524,038	131,600	2,296	—	16,338	377,197
DWS Small Cap Value Fund	—	408,537	229,600	(3,180)	1,819	52,417	135,666
DWS U.S. Bond Index Fund	16,746,608	883,334	8,767,480	(614,420)	275,855	581,889	8,507,530
DWS World Dividend Fund	1,161,188	163,368	786,200	106,547	8,968	—	672,047
Central Cash Management Fund	1,931,573	26,797,853	27,305,598	—	986	—	1,423,828
Total	90,972,905	59,131,562	73,357,953	1,951,264	1,456,370	1,742,186	82,313,793

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$41,283,197	$—	$—	$41,283,197
Exchange-Traded Funds	4,765,506	—	—	4,765,506
Bond Funds	37,804,029	—	—	37,804,029
Market Neutral Fund	1,245,339	—	—	1,245,339
Money Market Fund	1,423,828	—	—	1,423,828
Total	$86,521,899	$—	$—	$86,521,899

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014